Stock Based Compensation - Options and Warrants Outstanding by Exercise Price (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants outstanding	58
Weighted Average Remaining Contractual Term (in years)	3 years
Vested and Exercisable	58
Warrant
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants outstanding	58	58	85
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 52.09	$ 52.09	$ 45.53
Warrant | Employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	52.09
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 52.09
$36.00 - $47.99
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants outstanding	14
Weighted Average Remaining Contractual Term (in years)	1 year 4 months 24 days
Vested and Exercisable	14
$36.00 - $47.99 | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	$ 36.00
$36.00 - $47.99 | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	47.99
$36.00 - $47.99 | Warrant | Employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	46.71
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 46.71
$15.72 - $47.99
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants outstanding	42
Weighted Average Remaining Contractual Term (in years)	3 years 6 months
Vested and Exercisable	42
$15.72 - $47.99 | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	$ 48.00
$15.72 - $47.99 | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	59.99
$15.72 - $47.99 | Warrant | Employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	52.99
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 52.99
$48.00 - $51.60
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants outstanding	2
Weighted Average Remaining Contractual Term (in years)	2 years 4 months 24 days
Vested and Exercisable	2
$48.00 - $51.60 | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	$ 60.00
$48.00 - $51.60 | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	70.80
$48.00 - $51.60 | Warrant | Employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	70.80
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 70.80